Note 20 - Segment Information - Summary of Net Sales to Unaffiliated Customers by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Sales to Unaffiliated Customers	$ 60,928	$ 62,714	$ 60,205
CHINA
Net Sales to Unaffiliated Customers	52,233	55,303	51,962
UNITED STATES
Net Sales to Unaffiliated Customers	2,077	68	160
TAIWAN, PROVINCE OF CHINA
Net Sales to Unaffiliated Customers	2,016	1,987	2,305
JAPAN
Net Sales to Unaffiliated Customers	1,354	1,485	3,148
MY [Member]
Net Sales to Unaffiliated Customers	1,287	1,396	94
KOREA, REPUBLIC OF
Net Sales to Unaffiliated Customers	950	1,201	1,435
SINGAPORE
Net Sales to Unaffiliated Customers	648	959	905
Other Countries [Member]
Net Sales to Unaffiliated Customers	$ 363	$ 315	$ 196